Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 05, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 05, 2016
Document Effective Date	Apr. 05, 2016
Prospectus Date	Jan. 28, 2016
Chase Mid-Cap Growth Fund | Class N
Prospectus:
Trading Symbol	CHAMX
Chase Mid-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CHIMX